INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of January 31, 2023:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	13.75 years	$693,330	$(57,777)	$635,553
Patents, know-how and unpatented technology	13.75 years	710,060	(59,170)	650,890
Customer relationships	1.50 years	114,536	(56,512)	58,024
Total		1,517,926	(173,459)	1,344,467

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2022:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	14 years	$693,330	$(46,222)	$647,108
Patents, know-how and unpatented technology	14 years	710,060	(47,337)	662,723
Customer relationships	1.75 years	114,536	(46,966)	67,570
Total		1,517,926	(140,525)	1,377,401

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

Schedule of Future Amortization Expense

The table below presents anticipated aggregate future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31:

2023	$131,738
2024	122,947
2025	93,559
2026	93,559
2027	93,559
Total	$535,362

The table below presents anticipated aggregate future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31:

2023	$131,738
2024	122,947
2025	93,559
2026	93,559
2027	93,559
Total	$535,362